SHARE-BASED COMPENSATION - Granted options to employees and options granted to the board of management (Details)	12 Months Ended						24 Months Ended
	Dec. 31, 2020 shares shares € / shares	Dec. 31, 2019 shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares shares € / shares	Dec. 31, 2017 shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised (in shares) | shares	7,404,000	7,914,000				26,993,000
Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised (in shares) | shares	15,536,750				6,320,000
Weighted average exercise price (in euro per share)	€ 0.974		€ 0.734		€ 0.770
Granted under the plan (in shares)	15,536,750	14,085,000		14,085,000	6,320,000
Employee options | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in euro per share)	€ 0.201		0.170		€ 0.274
Employee options | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in euro per share)	€ 0.612		0.307		€ 0.418
Board of Management options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised (in shares) | shares							2,000,000
Weighted average exercise price (in euro per share)			€ 0.805
Granted under the plan (in shares)		4,400,000					4,400,000